CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents		$ 144,729	$ 231,362
Cryptocurrencies		15,371	2,175
Trade receivables		17,277	18,304
Amounts due from a related party		187	397
Prepayments and other assets		97,433	59,576
Financial assets at fair value through profit or loss		37,775	60,959
Restricted cash		9,538	11,494
Mining machines		63,477	27,703
Right-of-use assets		58,626	60,082
Property, plant and equipment		154,860	138,636
Investment properties		34,346	35,542
Intangible assets		4,777	322
Deferred tax assets		991	4,857
TOTAL ASSETS		639,387	651,409
LIABILITIES
Trade payables		32,484	15,768
Other payables and accruals		32,151	22,176
Amounts due to a related party		33	316
Income tax payables		3,367	657
Deferred revenue		144,337	182,297
Borrowings		22,618	29,805
Lease liabilities	[1]	70,211	70,425
Deferred tax liabilities		1,620	11,626
TOTAL LIABILITIES		306,821	333,070
NET ASSETS		332,566	318,339
EQUITY
Share capital	[2],[3]
Treasury shares		(2,604)	0
Retained earnings / (accumulated deficit)		(49,853)	6,803
Reserves	[2],[3]	385,023	311,536
TOTAL EQUITY		$ 332,566	$ 318,339

[1]	Lease liabilities in amount of approximately US$4.6 million and US$4.7 million was related to the leasehold land included in the investment properties as of December 31, 2023 and 2022, respectively. See Note 12.
[2]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[3]	Amount less than US$1,000